Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 4,859,833	¥ 3,704,824
Deposits with stock exchanges and other segregated cash			2,000
Non-trading debt securities		23,744	24,057
Investments in and advances to affiliated companies		29,336	32,907
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		206,640	104,642
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,062,008	731,430
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		137,328	68,029
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets			6,031
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		3,426,205	2,684,186
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	18,676	32,348
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 8,976	¥ 78,158

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.